Borrowings (Details 2) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Short-Term Credit Facilities
Interest expense	$ 14,861	$ 15,299
Short-Term Credit Facilities
Short-Term Credit Facilities
Available for borrowing capacity	476,000		$ 440,000
Outstanding principal balance	$ 228,900		$ 183,000
Weighted average interest rate	2.30%		1.80%
Interest expense	$ 2,700	$ 1,600